Subsidiaries (Details)			12 Months Ended
		Aug. 29, 2025	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
9474-9454 Quebec Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiaries			9474-9454 Québec Inc.
Country of incorporation			Canada
Principal activity			Exploration
Ownership interest			100.00%		100.00%		100.00%
Lasec Exploration Canada Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiaries			Lasec Exploration Canada Inc.
Country of incorporation			Canada
Principal activity			Exploration
Ownership interest			100.00%		0.00%		0.00%
North American Lithium Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiaries	[1]		North American Lithium Inc.
Country of incorporation	[1]		Canada
Principal activity	[1]		Lithium mining and processing
Ownership interest	[1]		100.00%		75.00%		75.00%
Piedmont Lithium Carolinas, Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiaries			Piedmont Lithium Carolinas, Inc.
Country of incorporation			United States
Principal activity			Sales, marketing and distribution
Ownership interest			100.00%		0.00%		0.00%
Piedmont Lithium Cayman Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiaries			Piedmont Lithium Cayman Inc.
Country of incorporation			United Kingdom
Principal activity			Holding company
Ownership interest			100.00%		0.00%		0.00%
Piedmont Lithium Finland Holdings, LLC [Member]
List of subsidiary companies [Abstract]
Subsidiaries			Piedmont Lithium Finland Holdings, LLC
Country of incorporation			United States
Principal activity			Investment holding company
Ownership interest			100.00%		0.00%		0.00%
Piedmont Lithium Ghana Holdings, LLC [Member]
List of subsidiary companies [Abstract]
Subsidiaries			Piedmont Lithium Ghana Holdings, LLC
Country of incorporation			United States
Principal activity			Holding company
Ownership interest			100.00%		0.00%		0.00%
Piedmont Lithium inc. [Member]
List of subsidiary companies [Abstract]
Subsidiaries			Piedmont Lithium Inc.
Country of incorporation			United States
Principal activity			Administrative, management and support services
Ownership interest			100.00%		0.00%		0.00%
Piedmont Lithium International Canada BC ULC [Member]
List of subsidiary companies [Abstract]
Subsidiaries			Piedmont Lithium International Canada BC ULC
Country of incorporation			Canada
Principal activity			Administrative, management and support services
Ownership interest			100.00%		0.00%		0.00%
Piedmont Lithium International US, LLC [Member]
List of subsidiary companies [Abstract]
Subsidiaries			Piedmont Lithium International US, LLC
Country of incorporation			United States
Principal activity			Sales, marketing and distribution
Ownership interest			100.00%		0.00%		0.00%
Piedmont Lithium Newfoundland Holdings, LLC [Member]
List of subsidiary companies [Abstract]
Subsidiaries			Piedmont Lithium Newfoundland Holdings, LLC
Country of incorporation			United States
Principal activity			Holding company
Ownership interest			100.00%		0.00%		0.00%
Piedmont Lithium Quebec Holdings Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiaries			Piedmont Lithium Québec Holdings Inc.
Country of incorporation			United States
Principal activity			Investment holding company
Ownership interest			100.00%		0.00%		0.00%
Non-controlling ownership interest			25.00%
Piedmont Lithium Pty Ltd [Member]
List of subsidiary companies [Abstract]
Subsidiaries			Piedmont Lithium Pty Ltd
Country of incorporation			Australia
Principal activity			Holding company
Ownership interest			100.00%		0.00%		0.00%
PLNC Holdings, LLC [Member]
List of subsidiary companies [Abstract]
Subsidiaries			PLNC Holdings, LLC
Country of incorporation			United States
Principal activity			Administrative, management and support services
Ownership interest			100.00%		0.00%		0.00%
PLNC Land, LLC [Member]
List of subsidiary companies [Abstract]
Subsidiaries			PLNC Land, LLC
Country of incorporation			United States
Principal activity			Investment holding company
Ownership interest			100.00%		0.00%		0.00%
PLTN Holdings, LLC [Member]
List of subsidiary companies [Abstract]
Subsidiaries			PLTN Holdings, LLC
Country of incorporation			United States
Principal activity			Administrative, management and support services
Ownership interest			100.00%		0.00%		0.00%
PLTN Land, LLC [Member]
List of subsidiary companies [Abstract]
Subsidiaries			PLTN Land, LLC
Country of incorporation			United States
Principal activity			Investment holding company
Ownership interest			100.00%		0.00%		0.00%
PLTN Real Estate, LLC [Member]
List of subsidiary companies [Abstract]
Subsidiaries			PLTN Real Estate, LLC
Country of incorporation			United States
Principal activity			Holding company
Ownership interest			100.00%		0.00%		0.00%
Sayona East Kimberley Pty Ltd [Member]
List of subsidiary companies [Abstract]
Subsidiaries			Sayona East Kimberley Pty Ltd
Country of incorporation			Australia
Principal activity			Exploration
Ownership interest			100.00%		100.00%		100.00%
Sayona Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiaries			Sayona Inc.
Country of incorporation			Canada
Principal activity			Administrative, management and support services
Ownership interest			100.00%		100.00%		100.00%
Sayona International Pty Ltd [Member]
List of subsidiary companies [Abstract]
Subsidiaries			Sayona International Pty Ltd
Country of incorporation			Australia
Principal activity			Investment holding company
Ownership interest			100.00%		100.00%		100.00%
Sayona Lithium Pty Ltd [Member]
List of subsidiary companies [Abstract]
Subsidiaries			Sayona Lithium Pty Ltd
Country of incorporation			Australia
Principal activity			Exploration
Ownership interest			100.00%		100.00%		100.00%
Sayona North Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiaries			Sayona North Inc.
Country of incorporation			Canada
Principal activity			Exploration
Ownership interest			100.00%		100.00%		100.00%
Sayona Quebec Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiaries	[1]		Sayona Québec Inc.
Country of incorporation	[1]		Canada
Principal activity	[1]		Investment holding company
Ownership interest		75.00%	100.00%	[1]	75.00%	[1]	75.00%	[1]
Non-controlling ownership interest		25.00%
Shock MergeCo Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiaries	[2]		Shock MergeCo Inc.
Country of incorporation	[2]		United States
Principal activity	[2]		Investment holding company
Ownership interest	[2]		0.00%		100.00%		0.00%

[1]	Non-controlling ownership interest of 25 per cent is held by Piedmont Lithium Québec Holdings Inc.
[2]	Shock MergeCo Inc. was incorporated on 14 November 2024. On merger completion, Piedmont Lithium Inc. merged with and into Shock MergeCo Inc., resulting in Shock MergeCo Inc. being replaced by Piedmont Lithium Inc.